Subsequent Events - Additional Information (Detail) - Major ordinary share transactions [member] $ in Thousands	Feb. 01, 2019 USD ($)	Jan. 21, 2019 $ / shares shares	Dec. 31, 2018 shares
Banco Galicia [member]
Disclosure of Events After Reporting Period [line items]
Estimated total share price of transaction	$ 63,073
Deferred share price	$ 43,185
Number of shares hold by shareholders | shares			3,057,642
Percentage of capital stock			7.3988%
Banco Galicia [member] | Argentina, Pesos [member]
Disclosure of Events After Reporting Period [line items]
Currency rate	30.00%
Annual currency rate	15.00%
Banco Galicia [member] | U.S. Dollar [member]
Disclosure of Events After Reporting Period [line items]
Currency rate	70.00%
Annual currency rate	10.00%
AI Zenith [member]
Disclosure of Events After Reporting Period [line items]
Face value per share | $ / shares		$ 1
Percentage of voting equity interest acquired		7.7007%
Number of common shares sold | shares		3,182,444
Estimated total share price of transaction	$ 106,258